UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04581

CORNERCAP GROUP OF FUNDS
The Peachtree, Suite 1700
1355 Peachtree Street NE
Atlanta, GA 30309

Atlantic Fund Services, LLC
Three Canal Plaza, Suite 600
Portland, ME 04101

Registrant's telephone number, including area code: (404) 870-0700

Date of fiscal year end: March 31

Date of reporting period: April 1, 2018 – June 30, 2018

Item 1.  Schedule of Investments.

Schedule of Investments

CornerCap Balanced Fund	June 30, 2018 (Unaudited)

	Shares	Fair Value

COMMON STOCK (59.6%)
Aerospace & Defense (1.2%)
Rockwell Collins, Inc.	1,410	$189,899
United Technologies Corp.	1,910	238,807
		428,706
Auto Parts & Equipment (1.8%)
BorgWarner, Inc.	3,905	168,540
General Motors Co.	5,835	229,899
O'Reilly Automotive, Inc. (a)	905	247,581
		646,020
Banks (6.1%)
BB&T Corp.	1,860	93,819
Capital One Financial Corp.	2,270	208,613
Citigroup, Inc.	2,820	188,714
Citizens Financial Group, Inc.	6,095	237,096
Fifth Third Bancorp	6,430	184,541
Huntington Bancshares, Inc.	12,765	188,411
JPMorgan Chase & Co.	1,915	199,543
KeyCorp	11,615	226,957
State Street Corp.	2,025	188,507
The Bank of New York Mellon Corp.	4,100	221,113
Wells Fargo & Co.	3,945	218,711
		2,156,025
Biotechnology (1.2%)
Amgen, Inc.	1,230	227,045
Biogen, Inc. (a)	745	216,229
		443,274
Building Materials (2.1%)
DR Horton, Inc.	4,695	192,495
Lowe's Cos., Inc.	2,135	204,042
Owens Corning	2,595	164,445
PulteGroup, Inc.	6,580	189,175
		750,157
Chemicals (1.8%)
Eastman Chemical Co.	2,120	211,915
LyondellBasell Industries NV, Class A	1,930	212,011
Westlake Chemical Corp.	2,035	219,027
		642,953
Commercial Services (1.0%)
FleetCor Technologies, Inc. (a)	1,020	214,863

Quarterly Report | June 30, 2018	1

Schedule of Investments

CornerCap Balanced Fund	June 30, 2018 (Unaudited)

	Shares	Fair Value
Commercial Services (1.0%) (continued)
Nielsen Holdings PLC	4,645	$143,670
		358,533
Computers (1.6%)
Cognizant Technology Solutions Corp., Class A	2,520	199,055
DXC Technology Co.	2,075	167,266
Western Digital Corp.	2,525	195,460
		561,781
Diversified Financial Services (1.9%)
Ameriprise Financial, Inc.	690	96,517
Bank of America Corp.	7,060	199,022
Invesco, Ltd.	6,245	165,867
Morgan Stanley	4,315	204,531
		665,937
Electric (2.4%)
Avangrid, Inc.	3,745	198,223
Entergy Corp.	2,685	216,921
Exelon Corp.	5,650	240,690
NextEra Energy, Inc.	1,210	202,106
		857,940
Electrical Components & Equipment (0.5%)
TE Connectivity, Ltd.	2,030	182,822

Entertainment (0.5%)
Royal Caribbean Cruises, Ltd.	1,810	187,516

Food (1.6%)
Kellogg Co.	3,390	236,859
The J.M. Smucker Co.	1,705	183,254
Tyson Foods, Inc., Class A	2,400	165,240
		585,353
Hand & Machine Tools (0.6%)
Snap-on, Inc.	1,330	213,757

Healthcare Services (3.9%)
Centene Corp. (a)	2,055	253,196
Cigna Corp.	1,325	225,184
Humana, Inc.	795	236,616
Laboratory Corp. of America Holdings (a)	1,390	249,547
Quest Diagnostics, Inc.	2,175	239,119
Universal Health Services, Inc., Class B	1,740	193,906
		1,397,568

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Schedule of Investments

CornerCap Balanced Fund	June 30, 2018 (Unaudited)

	Shares	Fair Value
Insurance (3.0%)
Aflac, Inc.	4,840	$208,217
Lincoln National Corp.	2,900	180,525
Principal Financial Group, Inc.	3,185	168,646
Prudential Financial, Inc.	1,750	163,642
The Allstate Corp.	2,090	190,754
Unum Group	4,205	155,543
		1,067,327
Machinery - Construction & Mining (1.0%)
Caterpillar, Inc.	1,245	168,909
Deere & Co.	1,435	200,613
		369,522
Miscellaneous Manufacturing (3.9%)
Alcoa Corp. (a)	3,660	171,581
Ball Corp.	5,430	193,036
Eaton Corp. PLC	2,880	215,251
Ingersoll-Rand PLC	2,425	217,595
Parker-Hannifin Corp.	1,150	179,228
Steel Dynamics, Inc.	4,745	218,033
WestRock Co.	3,705	211,259
		1,405,983
Oil & Gas (4.8%)
Cabot Oil & Gas Corp.	8,605	204,799
Chevron Corp.	1,625	205,449
Diamondback Energy, Inc.	1,685	221,695
EOG Resources, Inc.	1,740	216,508
Exxon Mobil Corp.	2,840	234,953
Marathon Petroleum Corp.	3,060	214,690
Occidental Petroleum Corp.	2,295	192,046
Valero Energy Corp.	1,975	218,889
		1,709,029
Pharmaceuticals (2.4%)
Eli Lilly & Co.	2,750	234,657
Johnson & Johnson	1,630	197,784
McKesson Corp.	1,355	180,757
Pfizer, Inc.	6,285	228,020
		841,218
Real Estate Investment Trusts (3.4%)
CubeSmart REIT	4,325	139,351
Forest City Realty Trust, Inc., Class A REIT	5,900	134,579
Highwoods Properties, Inc. REIT	2,945	149,400
Mid-America Apartment Communities, Inc. REIT	1,310	131,878
National Retail Properties, Inc. REIT	2,725	119,791
Park Hotels & Resorts, Inc. REIT	4,615	141,357

Quarterly Report | June 30, 2018	3

Schedule of Investments

CornerCap Balanced Fund	June 30, 2018 (Unaudited)

	Shares	Fair Value
Real Estate Investment Trusts (3.4%) (continued)
PS Business Parks, Inc. REIT	1,145	$147,133
Ventas, Inc. REIT	1,675	95,391
WP Carey, Inc. REIT	2,090	138,672
		1,197,552
Retail (2.7%)
Altria Group, Inc.	3,420	194,222
CVS Health Corp.	2,860	184,041
eBay, Inc. (a)	5,115	185,470
The TJX Cos., Inc.	2,050	195,119
Walgreens Boots Alliance, Inc.	3,130	187,847
		946,699
Semiconductors (3.2%)
Applied Materials, Inc.	3,905	180,372
Broadcom, Inc.	845	205,031
Intel Corp.	4,225	210,025
Lam Research Corp.	980	169,393
Microchip Technology, Inc.	1,920	174,624
ON Semiconductor Corp. (a)	8,875	197,335
		1,136,780
Software (2.5%)
CA, Inc.	6,360	226,734
Citrix Systems, Inc. (a)	2,450	256,858
Oracle Corp.	4,330	190,780
SS&C Technologies Holdings, Inc.	3,910	202,929
		877,301
Telecommunications (3.6%)
AT&T, Inc.	5,490	176,284
Comcast Corp., Class A	5,510	180,783
Facebook, Inc., Class A (a)	1,355	263,304
The Walt Disney Co.	2,005	210,144
T-Mobile US, Inc. (a)	3,610	215,697
Verizon Communications, Inc.	4,335	218,094
		1,264,306
Transportation (0.9%)
Cummins, Inc.	1,075	142,975
United Rentals, Inc. (a)	1,135	167,549
		310,524

TOTAL COMMON STOCK (COST $19,411,054)		21,204,583

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Schedule of Investments

CornerCap Balanced Fund	June 30, 2018 (Unaudited)

	Shares	Fair Value
EXCHANGE TRADED FUND (2.1%)
Invesco BulletShares 2020 High Yield Corporate Bond ETF	30,315	$735,139

TOTAL EXCHANGE TRADED FUND (COST $747,276)		735,139

	Principal Amount	Fair Value

GOVERNMENT BOND (4.3%)
U.S. Treasury Inflation Indexed Bonds, 2.00%, 01/15/2026	$386,291	414,908
U.S. Treasury Inflation Indexed Note, 1.38%, 01/15/2020	291,239	292,923
U.S. Treasury Inflation Indexed Note, 0.13%, 01/15/2022	553,075	544,063
U.S. Treasury Inflation Indexed Note, 0.63%, 01/15/2024	268,786	268,093

TOTAL GOVERNMENT BOND (COST $1,534,952)		1,519,987

CORPORATE NON-CONVERTIBLE BONDS (28.4%)
Advertising (1.0%)
Omnicom Group, Inc., 4.45%, 08/15/2020	335,000	342,991

Auto Manufacturers (1.8%)
Ford Motor Co., 9.22%, 09/15/2021	275,000	319,625
General Motors Financial Co., Inc., 4.00%, 01/15/2025	325,000	315,864
		635,489
Banks (3.4%)
Bank of America Corp., MTN, 4.75%, 08/15/2020	250,000	255,331
JPMorgan Chase & Co., 6.30%, 04/23/2019	335,000	344,425
JPMorgan Chase & Co., 3.88%, 09/10/2024	300,000	297,093
The Goldman Sachs Group, Inc., 5.75%, 01/24/2022	300,000	320,926
		1,217,775
Biotechnology (1.0%)
Celgene Corp., 4.00%, 08/15/2023	360,000	362,929

Diversified Financial Services (0.9%)
Fiserv, Inc., 4.75%, 06/15/2021	300,000	311,948

Electronics (2.4%)
Agilent Technologies, Inc., 5.00%, 07/15/2020	270,000	279,421
Arrow Electronics, Inc., 5.13%, 03/01/2021	310,000	320,992
Avnet, Inc., 4.88%, 12/01/2022	250,000	256,316
		856,729
Entertainment (0.7%)
International Game Technology, 7.50%, 06/15/2019	250,000	256,875

Household Products (1.0%)
Whirlpool Corp., 4.00%, 03/01/2024	375,000	378,413

Quarterly Report | June 30, 2018	5

Schedule of Investments

CornerCap Balanced Fund	June 30, 2018 (Unaudited)

	Principal Amount	Fair Value
Insurance (4.2%)
Humana, Inc., 2.63%, 10/01/2019	$400,000	$397,655
Humana, Inc., 2.50%, 12/15/2020	395,000	387,827
MetLife, Inc., 7.72%, 02/15/2019	310,000	319,251
The Travelers Cos., Inc., 5.90%, 06/02/2019	150,000	154,294
WR Berkley Corp., 5.38%, 09/15/2020	230,000	239,544
		1,498,571
Miscellaneous Manufacturing (1.2%)
General Electric Co., 4.65%, 10/17/2021	400,000	415,942

Pharmaceuticals (2.7%)
Cardinal Health, Inc., 3.20%, 03/15/2023	320,000	309,957
Express Scripts Holding Co., 3.90%, 02/15/2022	640,000	640,400
		950,357
Real Estate Investment Trusts (0.8%)
Weyerhaeuser Co., 7.13%, 07/15/2023	250,000	285,435

Retail (3.9%)
CVS Health Corp., 4.13%, 05/15/2021	300,000	305,280
CVS Health Corp., 2.13%, 06/01/2021	350,000	336,426
Foot Locker, Inc., 8.50%, 01/15/2022	385,000	439,862
Walgreen Co., 3.10%, 09/15/2022	305,000	298,529
		1,380,097
Software (0.9%)
CA, Inc., 5.38%, 12/01/2019	300,000	307,950

Telecommunications (1.5%)
AT&T, Inc., 5.00%, 03/01/2021	255,000	264,332
eBay, Inc., 2.60%, 07/15/2022	300,000	286,380
		550,712
Transportation (1.0%)
Southwest Airlines Co., 2.65%, 11/05/2020	370,000	365,671

TOTAL CORPORATE NON-CONVERTIBLE BONDS (COST $10,263,666)		10,117,884

MUNICIPAL BONDS (0.4%)
Kansas (0.4%)
Johnson County Unified School District No. 232 de Soto GOB, 4.95%, 09/01/2019	150,000	152,781

TOTAL MUNICIPAL BONDS (COST $150,394)		152,781

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Schedule of Investments

CornerCap Balanced Fund	June 30, 2018 (Unaudited)

	Principal Amount	Fair Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS (1.2%)
U.S. Treasury Securities (1.2%)
U.S. Treasury Note, 2.00%, 02/15/2025	$435,000	$413,607

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (COST $424,176)		413,607

	Shares	Fair Value
SHORT-TERM INVESTMENTS (4.3%)
Federated Treasury Obligations Money Market Fund, Institutional Shares, 1.78% (b)	1,531,750	1,531,750

TOTAL SHORT-TERM INVESTMENTS (COST $1,531,750)		1,531,750

INVESTMENTS, AT VALUE (COST $34,063,268)	100.3%	35,675,731

TOTAL LIABILITIES IN EXCESS OF OTHER ASSETS	(0.3)%	(105,814)

NET ASSETS	100.0%	$35,569,917

(a)	Non-income producing security.
(b)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

Common Abbreviations:
ETF	Exchange Traded Fund
GOB	General Obligation Bond
MTN	Medium Term Note
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Quarterly Report | June 30, 2018	7

Schedule of Investments

CornerCap Small‐Cap Value Fund	June 30, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCK (99.0%)
Auto Parts & Equipment (1.4%)
Dana, Inc.	20,370	$411,270
Modine Manufacturing Co.(a)	22,120	403,690
Tenneco, Inc.	9,105	400,256
Tower International, Inc.	22,265	708,027
		1,923,243
Banks (14.7%)
Associated Banc‐Corp.	20,860	569,478
BankUnited, Inc.	14,705	600,699
Bryn Mawr Bank Corp.	12,245	566,943
Cadence BanCorp	19,465	561,955
Camden National Corp.	12,785	584,402
Cathay General Bancorp	13,475	545,603
Civista Bancshares, Inc.	24,775	600,546
Customers Bancorp, Inc.(a)	17,405	493,954
Eagle Bancorp, Inc. (a)	9,515	583,270
Enterprise Financial Services Corp.	12,650	682,468
Financial Institutions, Inc.	17,460	574,434
First Financial Corp.	11,775	533,996
First Internet Bancorp	14,090	480,469
First Interstate BancSystem, Inc., Class A	13,610	574,342
FNB Corp.	41,915	562,499
Great Southern Bancorp, Inc.	10,590	605,748
Great Western Bancorp, Inc.	13,385	562,036
Hanmi Financial Corp.	18,165	514,978
Home BancShares, Inc.	23,840	537,830
IBERIABANK Corp.	7,330	555,614
Independent Bank Corp.	23,780	606,390
LegacyTexas Financial Group, Inc.	13,355	521,112
Luther Burbank Corp.	47,110	542,001
Metropolitan Bank Holding Corp. (a)	10,340	542,643
Old Second Bancorp, Inc.	44,635	642,744
Peapack Gladstone Financial Corp.	15,565	538,393
Preferred Bank/Los Angeles CA	9,780	601,079
QCR Holdings, Inc.	12,255	581,500
RBB Bancorp	15,000	481,800
Renasant Corp.	12,700	578,104
Republic Bancorp, Inc., Class A	10,504	475,831
Sandy Spring Bancorp, Inc.	13,215	541,947
Sterling Bancorp, Inc.	41,835	558,916
Summit Financial Group, Inc.	21,760	584,038
Valley National Bancorp	44,095	536,195
		19,623,957

8	www.cornercapfunds.com

Schedule of Investments

CornerCap Small‐Cap Value Fund	June 30, 2018 (Unaudited)

	Shares	Fair Value
Building Materials (5.3%)
BMC Stock Holdings, Inc.(a)	28,970	$604,024
Boise Cascade Co.	14,645	654,632
Continental Building Products, Inc. (a)	22,055	695,835
Foundation Building Materials, Inc. (a)	38,895	598,205
Global Brass & Copper Holdings, Inc.	16,995	532,793
GMS, Inc. (a)	17,885	484,505
KB Home	22,205	604,864
Masonite International Corp. (a)	8,900	639,465
Meritage Homes Corp. (a)	12,635	555,308
NCI Building Systems, Inc. (a)	29,055	610,155
Quanex Building Products Corp.	30,945	555,463
William Lyon Homes, Class A (a)	20,255	469,916
		7,005,165
Chemicals (2.5%)
Koppers Holdings, Inc. (a)	12,680	486,278
Kraton Corp. (a)	12,190	562,447
Minerals Technologies, Inc.	7,765	585,093
Olin Corp.	19,070	547,690
OMNOVA Solutions, Inc. (a)	56,160	584,064
Univar, Inc. (a)	19,420	509,581
		3,275,153
Coal Operations (0.4%)
Hallador Energy Co.	67,310	480,593

Commercial Services (2.9%)
Barrett Business Services, Inc.	6,770	653,779
FTI Consulting, Inc. (a)	12,660	765,677
Paylocity Holding Corp. (a)	11,920	701,611
Resources Connection, Inc.	34,920	590,148
TrueBlue, Inc.(a)	20,630	555,978
Vectrus, Inc.(a)	17,395	536,114
		3,803,307
Commerical Services (0.9%)
HMS Holdings Corp. (a)	27,280	589,794
UniFirst Corp.	3,430	606,767
		1,196,561
Computers (3.8%)
CACI International, Inc., Class A (a)	3,555	599,195
Conduent, Inc.(a)	30,145	547,735

Quarterly Report | June 30, 2018	9

Schedule of Investments

CornerCap Small‐Cap Value Fund	June 30, 2018 (Unaudited)

	Shares	Fair Value
Computers (3.8%) (continued)
Convergys Corp.	20,100	$491,244
CSG Systems International, Inc.	14,250	582,397
Engility Holdings, Inc.(a)	22,890	701,350
Mitek Systems, Inc. (a)	66,905	595,454
Monotype Imaging Holdings, Inc.	27,755	563,427
NCR Corp. (a)	16,470	493,771
Sykes Enterprises, Inc.(a)	16,745	481,921
		5,056,494
Distribution/Wholesale (0.8%)
G‐III Apparel Group, Ltd. (a)	11,850	526,140
Nexeo Solutions, Inc. (a)	63,250	577,472
		1,103,612
Diversified Financial Services (1.9%)
Artisan Partners Asset Management, Inc., Class A	15,825	477,124
BGC Partners, Inc., Class A	37,835	428,292
Evercore, Inc., Class A	5,780	609,501
Legg Mason, Inc.	12,470	433,083
Oppenheimer Holdings, Inc., Class A	20,650	578,200
		2,526,200
Education (0.4%)
K12, Inc. (a)	32,715	535,545

Electric (1.7%)
Hawaiian Electric Industries, Inc.	16,285	558,575
NorthWestern Corp.	10,260	587,385
PNM Resources, Inc.	13,245	515,231
Portland General Electric Co.	13,760	588,378
		2,249,569
Electrical Components & Equipment (1.3%)
Advanced Drainage Systems, Inc.	19,955	569,715
Atkore International Group, Inc. (a)	27,060	562,036
TTM Technologies, Inc.(a)	33,445	589,636
		1,721,387
Electronics (2.2%)
Jabil, Inc.	20,885	577,679
OSI Systems, Inc. (a)	8,375	647,639
SYNNEX Corp.	5,705	550,590
Tech Data Corp.(a)	6,300	517,356
ZAGG, Inc. (a)	39,595	684,993
		2,978,257

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Schedule of Investments

CornerCap Small‐Cap Value Fund	June 30, 2018 (Unaudited)

	Shares	Fair Value
Energy (0.4%)
Generac Holdings, Inc. (a)	11,045	$571,358

Engineering & Construction (1.2%)
EMCOR Group, Inc.	7,410	564,494
KBR, Inc.	24,765	443,789
Orion Group Holdings, Inc. (a)	74,925	618,880
		1,627,163
Food (1.4%)
Flowers Foods, Inc.	29,060	605,320
Ingles Markets, Inc., Class A	17,725	563,655
John B Sanfilippo & Son, Inc.	8,420	626,869
		1,795,844
Forest Products & Paper (1.0%)
Domtar Corp.	13,610	649,741
Verso Corp. (a)	31,435	684,026
		1,333,767
Hand & Machine Tools (0.9%)
Columbus McKinnon Corp.	14,330	621,349
Regal Beloit Corp.	7,035	575,463
		1,196,812
Healthcare Products (1.7%)
AngioDynamics, Inc. (a)	34,310	763,054
Cotiviti Holdings, Inc. (a)	16,945	747,783
Integer Holdings Corp. (a)	12,030	777,740
		2,288,577
Healthcare Services (3.6%)
Addus HomeCare Corp. (a)	8,552	489,602
Charles River Laboratories International, Inc. (a)	6,235	699,941
Civitas Solutions, Inc. (a)	17,140	281,096
Magellan Health, Inc.(a)	5,120	491,264
MEDNAX, Inc. (a)	12,575	544,246
Medpace Holdings, Inc. (a)	15,665	673,595
Select Medical Holdings Corp. (a)	36,295	658,755
The Ensign Group, Inc.	24,910	892,276
		4,730,775
Home Builders (0.8%)
MDC Holdings, Inc.	18,035	554,937
Taylor Morrison Home Corp., Class A (a)	23,660	491,655
		1,046,592

Quarterly Report | June 30, 2018	11

Schedule of Investments

CornerCap Small‐Cap Value Fund	June 30, 2018 (Unaudited)

	Shares	Fair Value
Household Products (0.9%)
ACCO Brands Corp.	44,785	$620,272
Ennis, Inc.	24,975	508,241
		1,128,513
Insurance (3.9%)
Assurant, Inc.	6,480	670,615
CNO Financial Group, Inc.	24,090	458,674
Employers Holdings, Inc.	11,625	467,325
Essent Group, Ltd. (a)	12,585	450,795
FedNat Holding Co.	23,330	538,223
National General Holdings Corp.	27,765	731,052
Primerica, Inc.	6,145	612,042
Radian Group, Inc.	36,535	592,598
Universal Insurance Holdings, Inc.	17,670	620,217
		5,141,541
Leisure Services (1.2%)
Acushnet Holdings Corp.	24,435	597,680
Hilton Grand Vacations, Inc. (a)	14,515	503,670
Speedway Motorsports, Inc.	25,680	445,805
		1,547,155
Machinery -Construction & Mining (0.8%)
AGCO Corp.	9,385	569,857
Terex Corp.	13,150	554,799
		1,124,656
Machinery - Diversified (0.9%)
Milacron Holdings Corp. (a)	31,550	597,241
SPX FLOW, Inc. (a)	13,670	598,336
		1,195,577
Media (0.9%)
New Media Investment Group, Inc.	34,000	628,320
Tribune Media Co., Class A	15,510	593,568
		1,221,888
Metal Fabricate & Hardware (1.2%)
Schnitzer Steel Industries, Inc., Class A	20,225	681,582
The Timken Co.	11,460	499,083
Worthington Industries, Inc.	11,170	468,805
		1,649,470
Miscellaneous Manufacturing (5.3%)
Bemis Co., Inc.	13,685	577,644
Crane Co.	5,830	467,158
Greif, Inc., Class A	10,660	563,807
Harsco Corp. (a)	29,595	654,050

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Schedule of Investments

CornerCap Small‐Cap Value Fund	June 30, 2018 (Unaudited)

	Shares	Fair Value
Miscellaneous Manufacturing (5.3%) (continued)
Hillenbrand, Inc.	14,035	$661,750
Myers Industries, Inc.	22,062	423,590
Owens ‐Illinois, Inc. (a)	23,920	402,095
Park‐Ohio Holdings Corp.	11,920	444,616
Rexnord Corp. (a)	22,345	649,346
Silgan Holdings, Inc.	18,035	483,879
TriMas Corp. (a)	19,930	585,942
Trinseo SA	7,315	518,999
Watts Water Technologies, Inc., Class A	8,040	630,336
		7,063,212
Office Furnishings (0.8%)
Herman Miller, Inc.	14,880	504,432
Interface, Inc.	25,550	586,372
		1,090,804
Oil & Gas (6.9%)
Bonanza Creek Energy, Inc. (a)	16,395	620,879
Chesapeake Utilities Corp.	6,990	558,850
CVR Energy, Inc.	15,125	559,474
Delek U.S. Holdings, Inc.	10,830	543,341
EnLink Midstream, LLC	34,945	574,845
Evolution Petroleum Corp.	80,190	789,872
Keane Group, Inc. (a)	37,095	507,089
National Fuel Gas Co.	10,840	574,086
New Jersey Resources Corp.	13,305	595,399
Newpark Resources, Inc. (a)	53,037	575,451
Par Pacific Holdings, Inc. (a)	29,215	507,757
PBF Energy, Inc., Class A	16,040	672,557
Penn Virginia Corp. (a)	9,290	788,628
WGL Holdings, Inc.	6,585	584,419
WildHorse Resource Development Corp.(a)	30,315	768,788
		9,221,435
Pharmaceuticals (1.4%)
ANI Pharmaceuticals, Inc. (a)	8,630	576,484
Corcept Therapeutics, Inc. (a)	34,250	538,410
Emergent BioSolutions, Inc.(a)	14,090	711,404
		1,826,298
Real Estate Investment Trusts (9.1%)
Apple Hospitality REIT, Inc.	29,855	533,807
Braemar Hotels & Resorts, Inc. REIT	54,385	621,077
Cedar Realty Trust, Inc. REIT	86,155	406,652
EPR Properties REIT	9,965	645,632

Quarterly Report | June 30, 2018	13

Schedule of Investments

CornerCap Small‐Cap Value Fund	June 30, 2018 (Unaudited)

	Shares	Fair Value
Real Estate Investment Trusts (9.1%) (continued)
Gladstone Commercial Corp. REIT	31,520	$605,814
Hospitality Properties Trust REIT	21,200	606,532
Industrial Logistics Properties Trust REIT	26,985	603,115
InfraREIT, Inc. REIT	28,580	633,619
Lexington Realty Trust REIT	68,580	598,703
MedEquities Realty Trust, Inc. REIT	53,390	588,358
Monmouth Real Estate Investment Corp. REIT	37,645	622,272
National Health Investors, Inc. REIT	8,080	595,334
One Liberty Properties, Inc. REIT	20,945	553,157
Outfront Media, Inc. REIT	22,885	445,113
Piedmont Office Realty Trust, Inc., Class A REIT	29,330	584,547
PotlatchDeltic Corp. REIT	12,045	612,488
PS Business Parks, Inc. REIT	4,115	528,778
Retail Properties of America, Inc. REIT	47,695	609,542
Senior Housing Properties Trust REIT	34,550	625,010
Spirit Realty Capital, Inc. REIT	61,785	496,134
STAG Industrial, Inc. REIT	22,525	613,356
		12,129,040
Retail (2.6%)
Etsy, Inc. (a)	12,945	546,150
Helen of Troy, Ltd. (a)	6,120	602,514
Nu Skin Enterprises, Inc., Class A	6,730	526,219
Party City Holdco, Inc. (a)	36,720	559,980
Tailored Brands, Inc.	19,870	507,082
Turning Point Brands, Inc.	24,085	768,311
		3,510,256
Savings & Loans (2.6%)
Berkshire Hills Bancorp, Inc.	14,120	573,272
Flagstar Bancorp, Inc. (a)	15,070	516,298
FS Bancorp, Inc.	9,955	629,654
United Community Financial Corp.	57,525	632,200
United Financial Bancorp, Inc.	33,970	595,154
Washington Federal, Inc.	14,690	480,363
		3,426,941
Semiconductors (2.7%)
Axcelis Technologies, Inc. (a)	27,335	541,233
Diodes, Inc. (a)	20,380	702,499
Mellanox Technologies, Ltd.(a)	6,735	567,760
Nanometrics, Inc. (a)	16,275	576,298
SMART Global Holdings, Inc.(a)	18,175	579,237
Xcerra Corp. (a)	48,010	670,700
		3,637,727

14	www.cornercapfunds.com

Schedule of Investments

CornerCap Small‐Cap Value Fund	June 30, 2018 (Unaudited)

	Shares	Fair Value
Software (2.2%)
Envestnet, Inc. (a)	11,195	$615,165
j2 Global, Inc.	6,145	532,218
Progress Software Corp.	16,265	631,407
SPS Commerce, Inc. (a)	8,100	595,188
Verint Systems, Inc. (a)	13,570	601,830
		2,975,808
Telecommunications (2.8%)
ARRIS International PLC (a)	22,580	551,968
Blucora, Inc. (a)	24,530	907,610
Extreme Networks, Inc. (a)	53,155	423,114
Telephone & Data Systems, Inc.	20,305	556,763
Web.com Group, Inc. (a)	25,380	656,073
Zix Corp. (a)	107,715	580,584
		3,676,112
Transportation (1.6%)
Avis Budget Group, Inc. (a)	16,805	546,163
Echo Global Logistics, Inc. (a)	20,920	611,910
Genco Shipping & Trading, Ltd. (a)	31,715	491,582
USA Truck, Inc.(a)	22,510	528,310
		2,177,965

TOTAL COMMON STOCK (COST $120,001,005)		131,814,329

INVESTMENTS, AT VALUE (COST $120,001,005)	99.0%	131,814,329

TOTAL ASSETS IN EXCESS OF OTHER LIABILITIES	1.0%	1,292,120

NET ASSETS	100.0%	$133,106,449

(a)	Non‐income producing security.

Common Abbreviations:
LLC	Limited Liability Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Quarterly Report | June 30, 2018	15

Schedule of Investments

CornerCap Large/Mid‐Cap Value Fund	June 30, 2018 (Unaudited)

	Shares	Fair Value

COMMON STOCK (93.6%)
Aerospace & Defense (2.5%)
Rockwell Collins, Inc.	2,290	$308,417
Spirit AeroSystems Holdings, Inc., Class A	3,060	262,885
United Technologies Corp.	2,340	292,570
		863,872
Auto Parts & Equipment (2.6%)
BorgWarner, Inc.	5,465	235,869
General Motors Co.	8,185	322,489
O'Reilly Automotive, Inc. (a)	1,175	321,445
		879,803
Banks (9.3%)
BB&T Corp.	6,010	303,144
Capital One Financial Corp.	3,405	312,919
Citigroup, Inc.	4,235	283,406
Citizens Financial Group, Inc.	7,840	304,976
Fifth Third Bancorp	10,270	294,749
Huntington Bancshares, Inc.	18,320	270,403
JPMorgan Chase & Co.	2,890	301,138
KeyCorp	14,775	288,704
State Street Corp.	2,800	260,652
The Bank of New York Mellon Corp.	5,030	271,268
Wells Fargo & Co.	4,890	271,102
		3,162,461
Biotechnology (1.8%)
Amgen, Inc.	1,695	312,880
Biogen, Inc. (a)	1,005	291,691
		604,571
Building Materials (3.3%)
DR Horton, Inc.	6,475	265,475
Lowe's Cos., Inc.	3,095	295,789
Owens Corning	4,560	288,967
PulteGroup, Inc.	9,665	277,869
		1,128,100
Chemicals (2.5%)
Eastman Chemical Co.	2,805	280,388
LyondellBasell Industries NV, Class A	2,745	301,538
Westlake Chemical Corp.	2,650	285,220
		867,146
Commercial Services (1.5%)
FleetCor Technologies, Inc. (a)	1,525	321,241

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Schedule of Investments

CornerCap Large/Mid‐Cap Value Fund	June 30, 2018 (Unaudited)

	Shares	Fair Value
Commercial Services (1.5%) (continued)
Nielsen Holdings PLC	6,075	$187,900
		509,141
Computers (2.4%)
Cognizant Technology Solutions Corp., Class A	4,215	332,943
DXC Technology Co.	2,830	228,126
Western Digital Corp.	3,600	278,676
		839,745
Diversified Financial Services (3.9%)
Ameriprise Financial, Inc.	2,205	308,436
Bank of America Corp.	10,085	284,296
Invesco, Ltd.	8,800	233,728
Morgan Stanley	5,460	258,804
Synchrony Financial	7,850	262,033
		1,347,297
Electric (3.7%)
Avangrid, Inc.	5,655	299,319
Entergy Corp.	3,795	306,598
Exelon Corp.	7,695	327,807
NextEra Energy, Inc.	1,945	324,874
		1,258,598
Electrical Components & Equipment (0.8%)
TE Connectivity, Ltd.	3,105	279,636

Entertainment (0.8%)
Royal Caribbean Cruises, Ltd.	2,510	260,036

Food (2.3%)
Kellogg Co.	4,160	290,659
The J.M. Smucker Co.	2,390	256,877
Tyson Foods, Inc., Class A	3,520	242,352
		789,888
Hand & Machine Tools (0.9%)
Snap‐on, Inc.	1,835	294,921

Healthcare Services (6.6%)
Anthem, Inc.	1,440	342,763
Centene Corp. (a)	2,805	345,604
Cigna Corp.	1,835	311,858
Humana, Inc.	1,085	322,929
Laboratory Corp. of America Holdings (a)	1,700	305,201
Quest Diagnostics, Inc.	2,860	314,428

Quarterly Report | June 30, 2018	17

Schedule of Investments

CornerCap Large/Mid‐Cap Value Fund	June 30, 2018 (Unaudited)

	Shares	Fair Value
Healthcare Services (6.6%) (continued)
Universal Health Services, Inc., Class B	2,670	$297,545
		2,240,328
Insurance (5.3%)
Aflac, Inc.	7,010	301,570
CNA Financial Corp.	6,180	282,302
Lincoln National Corp.	3,240	201,690
Principal Financial Group, Inc.	4,095	216,830
Prudential Financial, Inc.	3,250	303,908
The Allstate Corp.	3,120	284,763
Unum Group	5,680	210,103
		1,801,166
Machinery ‐ Construction & Mining (1.4%)
Caterpillar, Inc.	1,865	253,025
Deere & Co.	1,745	243,951
		496,976
Miscellaneous Manufacturing (5.9%)
Alcoa Corp. (a)	6,630	310,814
Ball Corp.	7,620	270,891
Eaton Corp. PLC	4,090	305,687
Ingersoll‐Rand PLC	3,390	304,185
Parker‐Hannifin Corp.	1,600	249,360
Steel Dynamics, Inc.	6,615	303,959
WestRock Co.	4,995	284,815
		2,029,711
Oil & Gas (7.7%)
Cabot Oil & Gas Corp.	14,340	341,292
Chevron Corp.	2,610	329,982
Diamondback Energy, Inc.	2,545	334,846
EOG Resources, Inc.	2,660	330,984
Exxon Mobil Corp.	3,763	311,313
Marathon Petroleum Corp.	4,205	295,023
Occidental Petroleum Corp.	4,750	397,480
Valero Energy Corp.	2,685	297,578
		2,638,498
Pharmaceuticals (3.6%)
Eli Lilly & Co.	3,745	319,561
Johnson & Johnson	2,505	303,957
McKesson Corp.	2,230	297,482
Pfizer, Inc.	8,230	298,584
		1,219,584
Real Estate Investment Trusts (5.5%)
CubeSmart REIT	5,835	188,004
Forest City Realty Trust, Inc., Class A REIT	8,420	192,060

18	www.cornercapfunds.com

Schedule of Investments

CornerCap Large/Mid‐Cap Value Fund	June 30, 2018 (Unaudited)

	Shares	Fair Value
Real Estate Investment Trusts (5.5%) (continued)
Gaming and Leisure Properties, Inc. REIT	4,565	$163,427
Highwoods Properties, Inc. REIT	4,045	205,203
Mid‐America Apartment Communities, Inc. REIT	1,955	196,810
National Retail Properties, Inc. REIT	3,775	165,949
Park Hotels & Resorts, Inc. REIT	5,165	158,204
PS Business Parks, Inc. REIT	1,555	199,817
Ventas, Inc. REIT	3,605	205,305
WP Carey, Inc. REIT	2,910	193,078
		1,867,857
Retail (4.3%)
Altria Group, Inc.	5,705	323,987
CVS Health Corp.	3,810	245,174
eBay, Inc. (a)	7,990	289,717
The TJX Cos., Inc.	3,655	347,883
Walgreens Boots Alliance, Inc.	4,210	252,663
		1,459,424
Semiconductors (4.8%)
Applied Materials, Inc.	6,115	282,452
Broadcom, Inc.	1,010	245,067
Intel Corp.	5,875	292,046
Lam Research Corp.	1,365	235,940
Microchip Technology, Inc.	3,100	281,945
ON Semiconductor Corp. (a)	13,455	299,172
		1,636,622
Software (3.8%)
CA, Inc.	8,925	318,176
Citrix Systems, Inc. (a)	3,345	350,690
Oracle Corp.	6,790	299,167
SS&C Technologies Holdings, Inc.	6,235	323,597
		1,291,630
Telecommunications (5.1%)
AT&T, Inc.	8,220	263,944
Comcast Corp., Class A	7,055	231,475
Facebook, Inc., Class A (a)	1,900	369,208
The Walt Disney Co.	2,710	284,035
T‐Mobile US, Inc. (a)	4,880	291,580
Verizon Communications, Inc.	5,760	289,786
		1,730,028
Transportation (1.3%)
Cummins, Inc.	1,610	214,130

Quarterly Report | June 30, 2018	19

Schedule of Investments

CornerCap Large/Mid‐Cap Value Fund	June 30, 2018 (Unaudited)

	Shares	Fair Value
Transportation (1.3%) (continued)
United Rentals, Inc. (a)	1,620	$239,144
		453,274
TOTAL COMMON STOCK (COST $29,520,164)		31,950,313

	Shares	Fair Value
SHORT‐TERM INVESTMENTS (6.0%)
Federated Treasury Obligations Money Market Fund, Institutional Shares, 1.78% (b)	2,048,557	2,048,557

TOTAL SHORT‐TERM INVESTMENTS (COST $2,048,557)		2,048,557

INVESTMENTS, AT VALUE (COST $31,568,721)	99.6%	33,998,870

TOTAL ASSETS IN EXCESS OF OTHER LIABILITIES	0.4%	119,878

NET ASSETS	100.0%	$34,118,748

(a)	Non‐income producing security.
(b)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

Common Abbreviations:
PLC	Public Limited Company
REIT	Real Estate Investment Trust

20	www.cornercapfunds.com

Notes to Financial Statements

June 30, 2018 (Unaudited)
1.	ORGANIZATION

The CornerCap Group of Funds (the “Funds”) was organized on January 6, 1986 as a Massachusetts Business Trust (the “Trust”) and is registered under the Investment Company Act of 1940 as a diversified open‐end management investment company. CornerCap Balanced Fund and CornerCap Large/Mid‐Cap Value Fund currently offer Investor Shares and CornerCap Small‐Cap Value Fund currently offers Investor Shares and Institutional Shares.

The investment objective of the CornerCap Balanced Fund is long‐term capital appreciation and current income. CornerCap Small‐Cap Value Fund’s investment objective is long‐term capital appreciation with a secondary objective of generating income from dividends or interest on securities, whereas the CornerCap Large/Mid‐Cap Value Fund’s investment objective is long‐term capital appreciation.

2.	SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services ‐ Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Accounting Estimates ‐ In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure for contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Security Valuation ‐ Portfolio securities including common stocks, corporate bonds, municipal bonds, exchange traded  funds (ETFs),  and U.S. Government and Agency obligations that are listed on national securities exchanges or the NASDAQ  National Market System are valued at the last sale price or official close as of 4:00 p.m. Eastern time or, in the absence  of recorded sales, at the closing bid price on such exchanges or such system. Based on obtaining active market quotes,  common stocks and exchange traded funds are classified as Level 1 of the fair value hierarchy. Corporate bonds, municipal  bonds, certificates of deposit and U.S. Government and Agency obligations are classified as Level 2 of the fair value  hierarchy, and are priced based upon valuations provided by a recognized independent, third party pricing agent. Third‐party pricing agents value these securities by employing methodologies that utilize actual market transactions, broker‐supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies  generally consider such factors as security prices, yields, maturities, call features, ratings, and developments relating to  specific securities in arriving at valuations. Unlisted securities that are not included on such exchanges or systems are  valued at the quoted bid prices on the over‐the counter market. Shares of a registered investment company, including  money market funds, that are not traded on an exchange are valued at that investment company’s net asset value per  share and are classified as Level 1 within the fair value hierarchy. Securities and other assets for which market quotations  are not readily available are valued at fair value as determined in good faith by the Adviser under procedures established  by and under the general supervision and responsibility of the Funds’ Board of Trustees and will be classified as Level 2 or

Quarterly Report | June 30, 2018	21

Notes to Financial Statements

June 30, 2018 (Unaudited)

3 within the fair value hierarchy, depending on the inputs used. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments.

Security Transactions, Investment Income and Other ‐ Security transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Withholding taxes on foreign dividends have been provided in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are amortized over the lives of the respective securities, using the effective interest method. In the event of a security in default, a portion of interest receivable that was once recognized as interest income is written off and treated as a reduction of interest income.

REITs ‐ Each  Fund has made certain investments in real estate investment trusts (“REITs”) which pay dividends to their  shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REIT’s  taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital.  Each  Fund may include the gross dividends from such REITs in income or may utilize estimates of any potential REIT  dividend reclassifications in each  Fund’s annual distributions to shareholders and, accordingly, a portion of each  Fund’s  distributions may be designated as a return of capital, require reclassification, or be under distributed on an excise basis  and subject to excise tax. Any reclassifications are treated as permanent book to tax differences and are reclassified within  the components of net assets on the Statement of Assets and Liabilities, rather than reclassifying such amounts on the  Statement of Operations.

Federal Income Taxes ‐ For Federal income tax purposes, the Funds currently qualify, and intend to remain qualified,  as regulated investment companies (“RICs”) under the provisions of Subchapter M of the Internal Revenue Code of  1986 (“Code”), as amended, by complying with the requirements applicable to RICs and by distributing their investment  company taxable net income including any excess realized gain which has not been offset by capital loss carryforwards, if  any, to their shareholders. Accordingly, no provision for federal income or excise taxes has been made. As of and during the  year ended June 30, 2018, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal,  state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities  until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but  which can be extended to six years in certain circumstances. The Funds recognize interest and penalties, if any, related to  unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur  any interest or penalties.

Distributions to Shareholders ‐ Distributions from net investment income and distributions of net realized capital gains, if  any, will be declared and paid at least annually. Income and capital gains distributions are determined in accordance with  income tax regulations, which may differ from GAAP. Distributions to shareholders are recorded on the ex‐dividend date.

Income and Expense Allocation ‐ The Trust accounts separately for the assets, liabilities and operations of each Fund. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective Funds in an equitable manner.

22	www.cornercapfunds.com

Notes to Financial Statements

June 30, 2018 (Unaudited)

CornerCap Small‐Cap Value Fund’s class specific expenses are charged to the operations of that class of shares. Income and  expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments  are allocated to each class of shares based on the class’ respective net assets to the total net assets of the Fund.

Fair Value Measurements ‐ A three‐tier hierarchy has been established to classify fair value measurements for disclosure  purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability,  including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions  market participants would use in pricing the asset or liability that are developed based on market data obtained from  sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about  the assumptions market participants would use in pricing the asset or liability that are developed based on the best  information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. When inputs  used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement  falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in  its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these  investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 ‐ Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 ‐ Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other  than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability;  and

Level 3 ‐ Significant unobservable prices or inputs (including each Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of investments based on the inputs used to value the Funds’ investments as of June 30, 2018:

Quarterly Report | June 30, 2018	23

Notes to Financial Statements

June 30, 2018 (Unaudited)

CornerCap Balanced Fund:

	Valuation Inputs
Investments at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$21,204,583	$–	$–	$21,204,583
Exchange Traded Fund	735,139	–	–	735,139
Government Bond	–	1,519,987	–	1,519,987
Corporate Non‐Convertible Bonds	–	10,117,884	–	10,117,884
Municipal Bonds	–	152,781	–	152,781
U.S. Government & Agency Obligations	–	413,607	–	413,607
Short‐Term Investments	1,531,750	–	–	1,531,750
Total	$23,471,472	$12,204,259	$–	$35,675,731

CornerCap Small‐Cap Value Fund:

	Valuation Inputs
Investments at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$131,814,329	$–	$–	$131,814,329
Total	$131,814,329	$–	$–	$131,814,329

CornerCap Large/Mid‐Cap Value Fund:

	Valuation Inputs
Investments at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$31,950,313	$–	$–	$31,950,313
Short‐Term Investments	2,048,557	–	–	2,048,557
Total	$33,998,870	$–	$–	$33,998,870

*	See Schedule of Investments for industry classification

The Funds recognize transfers between levels as of the beginning of the annual period in which the transfer occurred. There were no transfers into or out of Levels 1 and 2 during the period ended June 30, 2018.

For the period ended June 30, 2018, the Funds did not have significant unobservable inputs (Level 3) used in determining  fair value of any investments. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were  used in determining fair value is not applicable. The Funds did not hold any derivative instruments at any time during the  period.

24	www.cornercapfunds.com

Item 2.  Controls and Procedures.
(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date.
 (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CORNERCAP GROUP OF FUNDS

By:	/s/ Thomas E. Quinn
Thomas E. Quinn President (Principal Executive Officer)

Date:	August 7, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Quinn
Thomas E. Quinn President (Principal Executive Officer) and Treasurer (Principal Financial Officer)

Date:	August 7, 2018